Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss) for the year	$ 723,525	$ (82,470)
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold bullion	(36,901)	(324)
Change in unrealized (gains) losses on gold bullion	(711,174)	60,006
Net changes in operating assets and liabilities
Increase (decrease) in accounts payable	(18)	104
Net cash provided by (used in) operating activities	(24,568)	(22,684)
Cash flows from investing activities
Purchases of gold bullion	(198,628)	(806,723)
Sales of gold bullion	9,779	2,177
Net cash provided by (used in) in investing activities	(188,849)	(804,546)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	243,051	822,541
Payments on redemption of Units (note 7)	(3,859)	(185)
Underwriting commissions and issue expenses	(585)	(1,814)
Net cash provided by (used in) financing activities	238,607	820,542
Net increase (decrease) in cash during the year	25,190	(6,688)
Cash at beginning of year	294	6,982
Cash at end of year	$ 25,484	$ 294